OPERATIONS IN UZBEKISTAN	12 Months Ended
Dec. 31, 2018
OPERATIONS IN UZBEKISTAN
OPERATIONS IN UZBEKISTAN

10.    OPERATIONS IN UZBEKISTAN

On August 5, 2016, the Group sold its 50.01% stake in UMS LLC, or UMS, a subsidiary in Uzbekistan for USD 1 to UMS's sole remaining shareholder - the State Unitary Enterprise Centre of Radio Communication, Radio Broadcasting and Television of The Ministry of Development of Information Technologies and Communications of the Republic of Uzbekistan.

The results of UMS’s operations were reported as discontinued operations in the accompanying consolidated statements of profit or loss. The consolidated statements of financial position and consolidated statements of cash flows for all periods presented were not retrospectively restated on discontinued operations.

UMS’s summary of financial information:

Results of discontinued operation

Year ended
December 31,
2016
Revenue	5,115
Expenses	(6,602)
Loss before tax	(1,487)
Income tax gain (note 12)	192
Loss for the period	(1,295)
Loss on sale of discontinued operations	(2,726)
Loss from discontinued operations	(4,021)
Loss attributable to non-controlling interests	(654)
Loss to owners of the Company	(3,367)
Basic loss per share	(1.69)
Diluted loss per share	(1.69)

Cash flows from (used in) discontinued operation

Year ended
December 31,
2016
Net cash used in operating activities	(543)
Net cash used in investing activities	(1,253)
Net cash provided by financing activities	1,234

As of August 5, 2016, the carrying amounts of UMS’s net assets and reconciliation of the loss on disposal were as follows:

Property, plant and equipment	(6,960)
Other intangible assets	(2,922)
Other non-current assets	(2,577)
Cash and cash equivalents	(378)
Other current assets	(1,359)
Non-current liabilities	5,113
Current liabilities	2,484
Non-controlling interest	1,787
Accumulated other comprehensive income	2,086
Consideration received	—
Loss on disposal of UMS	(2,726)